Taxation	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Taxation

13.	Taxation

The Group recorded a loss before income tax of €1.1 million for the year ended 31 December 2025 (2024: €15.3 million; 2023: €30.9 million). The reduction in losses compared to the prior year reflects the absence of significant non-cash charges recognised in 2024, including fair value movements on derivative financial instruments, together with the contribution of a full year of trading from QIND and its subsidiary Al Shola Gas

For the year ended 31 December 2025, the Group recognised an income tax credit of €0.1 million (2024: €0.5 million charge). The tax charge reflects taxable profits generated within QIND and Al Shola Gas, offset by the partial release of deferred tax liabilities recognised as part of the purchase price allocation on acquisition.

During 2025, the Group’s operations were subject to a range of statutory tax rates, including 12.5% in Ireland on trading income, 25% in Spain, and applicable local rates in the United Arab Emirates in which QIND operates.

	2025	2024	2023
	€’000	€’000	€’000
Profit/ (loss) before tax	(1,062)	(15,254)	(30,857)
Tax using Company’s domestic tax rate at 12.5%	133	1,907	3,857
Tax effect of:
Non-deductible expenses / non-taxable income	218	(764)	(967)
Current-year losses for which no deferred tax asset is recognized	(81)	(805)	(4,647)
Impacts of different foreign tax rates	(63)	156	1,916
Tax expense of acquired subsidiary (QIND)*	(146)	(25)	-
Release of deferred tax liabilities (QIND PPA)*	256	-	-
Total tax	316	470	159

*	The total income tax credit for the year ended 31 December 2025 of €0.1 million reflects the net impact of (i) current tax expense arising on taxable profits generated by QIND and its subsidiary Al Shola Gas, and (ii) the release of deferred tax liabilities recognised as part of the purchase price allocation on acquisition, as set out in the reconciliation above.

Deferred tax liability

The deferred tax liability recognised on the Group’s balance sheet relates entirely to the fair value uplift of identifiable intangible assets acquired in the QIND business combination (see Note 15). The deferred tax liability is being released to profit or loss over the useful lives of the underlying intangibles as they are amortised. The movement during the year was as follows:

	2025	2024
	€’000	€’000
Opening balance	(2,198)	-
Recognised on acquisition of QIND	-	(2,198)
Released to profit or loss	256	-
Closing balance	(1,942)	(2,198)

Unrecognised deferred tax assets

The Group has not recognised deferred tax assets in respect of the following items, on the basis that it is not considered probable that sufficient future taxable profits will be available in the relevant jurisdictions against which the unused tax losses and deductible temporary differences could be utilised:

	2025	2024
	€’000	€’000
Unused tax losses	16	805
Deductible temporary differences - share-based payments	210	3,124
Total unrecognised deferred tax assets	226	3,929

The significant reduction between years reflects the deconsolidation of Group entities during 2025, particularly Hanoi Asset Management, following which the accumulated tax losses and deductible temporary differences of these entities are no longer available to the Group.

Unused tax losses by jurisdiction

The gross unused tax losses available to the Group’s continuing operations at 31 December 2025, by jurisdiction, are set out below:

●	Ireland (FFG): €14.8 million of unused trading losses, which may be carried forward indefinitely and offset against future Irish trading income at the prevailing corporate tax rate of 12.5%.

●	Spain (BrightHy): €0.3 million of unused tax losses, which may be carried forward indefinitely subject to an annual utilisation cap of 70% of taxable income exceeding €1 million. The applicable Spanish corporate tax rate is 25%.

●	United Arab Emirates (Al Shola Gas): €0.8 million of unused tax losses, which may be carried forward indefinitely. Al Shola Gas is subject to UAE corporate income tax at a rate of 9% on taxable profits exceeding AED 375,000, in accordance with the UAE corporate tax regime which commenced in 2023.

●	South Africa (Biosteam): €0.001 million of unused tax losses, which may be carried forward for up to 5 years under South African tax legislation at the prevailing corporate tax rate of 27%.

Assessment of recoverability

In accordance with IAS 12, the Group has not recognised deferred tax assets in respect of unused tax losses or deductible temporary differences where the availability of future taxable profits to support recovery is considered uncertain. Management reassesses this position at each reporting date and will recognise previously unrecognised deferred tax assets to the extent that it becomes probable that future taxable profits will be available against which they can be utilised.

In making this assessment, management has had regard to the material uncertainty related to going concern disclosed in Note 2, together with the Group’s forecast financial performance, the continuing trading of QIND and its subsidiary Al Shola Gas, and the outcome of ongoing operational and financing initiatives. The recoverability position will be reassessed at each subsequent reporting date and any changes in conclusion will be reflected in the period in which they arise.